Distribution Date:	11/18/21	WFRBS Commercial Mortgage Trust 2014-C20
Determination Date:	11/12/21
Next Distribution Date:	12/17/21
Record Date:	10/29/21	Commercial Mortgage Pass-Through Certificates
Series 2014-C20

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Anthony Sfarra	(212) 214-5613	Anthony.Sfarra@wellsfargo.com
Certificate Interest Reconciliation Detail	4		375 Park Avenue,2nd Floor, J0127-023 | New York, NY 10152
		General Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	7	Master Servicer	National Cooperative Bank, N.A.
Current Mortgage Loan and Property Stratification	8-12		Kathleen Luzik	(703) 302-1902
Mortgage Loan Detail (Part 1)	13-15		2011 Crystal Drive,Suite 800 | Arlington, VA 22202
Mortgage Loan Detail (Part 2)	16-18	General Special Servicer	Rialto Capital Advisors, LLC
Principal Prepayment Detail	19		General	(305) 229-6465
Historical Detail	20		200 S. Biscayne Blvd.,Suite 3550 | Miami, FL 33131
Delinquency Loan Detail	21	General Special Servicer	Pentalpha Surveillance LLC
			Don Simon	(203) 660-6100
Collateral Stratification and Historical Detail	22
			PO Box 4839, | Greenwich, CT 06831
Specially Serviced Loan Detail - Part 1	23
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 2	24		Bank, N.A.
Modified Loan Detail	25		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
					trustadministrationgroup@wellsfargo.com
Historical Liquidated Loan Detail	26		9062 Old Annapolis Road, | Columbia, MD 21045
Historical Bond / Collateral Loss Reconciliation Detail	27	Trustee	Wilmington Trust, National Association
Interest Shortfall Detail - Collateral Level	28		General Contact	(302) 636-4140
Supplemental Notes	29		1100 North Market St., | Wilmington, DE 19890

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	92890FAQ9	1.283000%	70,328,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	92890FAR7	3.036000%	95,556,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	92890FAS5	3.635000%	45,543,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	92890FAT3	3.723000%	250,000,000.00	163,689,645.41	40,875,825.69	507,847.13	102,775.81	0.00	41,486,448.63	122,813,819.72	43.56%	30.00%
A-5	92890FAU0	3.995000%	312,986,000.00	312,986,000.00	0.00	1,041,982.56	0.00	0.00	1,041,982.56	312,986,000.00	43.56%	30.00%
A-SB	92890FAV8	3.638000%	101,757,000.00	50,848,872.82	2,423,820.24	154,156.84	5,944.94	0.00	2,583,922.02	48,425,052.58	43.56%	30.00%
A-S	92890FBB1	4.176000%	52,584,000.00	52,584,000.00	0.00	182,992.32	0.00	0.00	182,992.32	52,584,000.00	36.27%	25.00%
A-SFL	92890FBD7	1.035880%	10,000,000.00	10,000,000.00	0.00	8,920.08	0.00	0.00	8,920.08	10,000,000.00	36.27%	25.00%
A-SFX	92890FBG0	4.176000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	25.00%
B	92890FAY2	4.378000%	95,440,000.00	95,440,000.00	0.00	348,196.93	0.00	0.00	348,196.93	95,440,000.00	25.15%	17.38%
C	92890FAZ9	4.513000%	45,373,000.00	45,373,000.00	0.00	175,028.25	0.00	0.00	175,028.25	45,373,000.00	19.86%	13.75%
D	92890FAC0	3.986000%	82,923,000.00	82,923,000.00	0.00	185,693.85	0.00	0.00	185,693.85	82,923,000.00	10.19%	7.13%
E	92890FAE6	3.250000%	32,857,000.00	32,857,000.00	0.00	0.00	0.00	0.00	0.00	32,857,000.00	6.36%	4.50%
F	92890FAG1	3.250000%	18,775,000.00	18,775,000.00	0.00	0.00	0.00	0.00	0.00	18,775,000.00	4.18%	3.00%
G	92890FAJ5	3.250000%	37,550,501.00	35,823,190.98	0.00	0.00	0.00	0.00	0.00	35,823,190.98	0.00%	0.00%
V	92890FAL0	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	92890FAN6	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,251,672,503.01	901,299,709.21	43,299,645.93	2,604,817.96	108,720.75	0.00	46,013,184.64	858,000,063.28

Notional Certificates
X-A	92890FAW6	1.081534%	938,754,000.00	590,108,518.23	0.00	531,851.93	16,379.43	0.00	548,231.36	546,808,872.30
X-B	92890FAX4	0.729427%	223,736,000.00	223,736,000.00	0.00	135,999.16	0.00	0.00	135,999.16	223,736,000.00
X-C	92890FAA4	1.739518%	89,182,501.00	87,455,190.98	0.00	126,774.88	0.00	0.00	126,774.88	87,455,190.98
Notional SubTotal			1,251,672,501.00	901,299,709.21	0.00	794,625.97	16,379.43	0.00	811,005.40	858,000,063.28

Deal Distribution Total					43,299,645.93	3,399,443.93	125,100.18	0.00	46,824,190.04

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	92890FAQ9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	92890FAR7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	92890FAS5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	92890FAT3	654.75858164	163.50330276	2.03138852	0.00000000	0.00000000	0.41110324	0.00000000	165.94579452	491.25527888
A-5	92890FAU0	1,000.00000000	0.00000000	3.32916667	0.00000000	0.00000000	0.00000000	0.00000000	3.32916667	1,000.00000000
A-SB	92890FAV8	499.70884381	23.81969044	1.51495072	0.00000000	0.00000000	0.05842291	0.00000000	25.39306406	475.88915338
A-S	92890FBB1	1,000.00000000	0.00000000	3.48000000	0.00000000	0.00000000	0.00000000	0.00000000	3.48000000	1,000.00000000
A-SFL	92890FBD7	1,000.00000000	0.00000000	0.89200800	0.00000000	0.00000000	0.00000000	0.00000000	0.89200800	1,000.00000000
A-SFX	92890FBG0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	92890FAY2	1,000.00000000	0.00000000	3.64833330	0.00000000	0.00000000	0.00000000	0.00000000	3.64833330	1,000.00000000
C	92890FAZ9	1,000.00000000	0.00000000	3.85754193	(0.09670862)	0.00000000	0.00000000	0.00000000	3.85754193	1,000.00000000
D	92890FAC0	1,000.00000000	0.00000000	2.23935277	1.08231383	13.62654125	0.00000000	0.00000000	2.23935277	1,000.00000000
E	92890FAE6	1,000.00000000	0.00000000	0.00000000	2.70833338	21.66666707	0.00000000	0.00000000	0.00000000	1,000.00000000
F	92890FAG1	1,000.00000000	0.00000000	0.00000000	2.70833342	21.66666738	0.00000000	0.00000000	0.00000000	1,000.00000000
G	92890FAJ5	954.00034689	0.00000000	0.00000000	2.58375088	20.94832130	0.00000000	0.00000000	0.00000000	954.00034689
V	92890FAL0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	92890FAN6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	92890FAW6	628.60825970	0.00000000	0.56655091	0.00000000	0.00000000	0.01744805	0.00000000	0.58399896	582.48366697
X-B	92890FAX4	1,000.00000000	0.00000000	0.60785551	0.00000000	0.00000000	0.00000000	0.00000000	0.60785551	1,000.00000000
X-C	92890FAA4	980.63173828	0.00000000	1.42152192	0.00000000	0.00000000	0.00000000	0.00000000	1.42152192	980.63173828

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	10/01/21 - 10/30/21	30	0.00	507,847.12	0.00	507,847.12	0.00	0.00	0.00	507,847.13	0.00
A-5	10/01/21 - 10/30/21	30	0.00	1,041,982.56	0.00	1,041,982.56	0.00	0.00	0.00	1,041,982.56	0.00
A-SB	10/01/21 - 10/30/21	30	0.00	154,156.83	0.00	154,156.83	0.00	0.00	0.00	154,156.84	0.00
X-A	10/01/21 - 10/30/21	30	0.00	531,851.92	0.00	531,851.92	0.00	0.00	0.00	531,851.93	0.00
X-B	10/01/21 - 10/30/21	30	0.00	135,999.16	0.00	135,999.16	0.00	0.00	0.00	135,999.16	0.00
X-C	10/01/21 - 10/30/21	30	0.00	126,774.88	0.00	126,774.88	0.00	0.00	0.00	126,774.88	0.00
A-S	10/01/21 - 10/30/21	30	0.00	182,992.32	0.00	182,992.32	0.00	0.00	0.00	182,992.32	0.00
A-SFL	10/18/21 - 11/17/21	31	0.00	8,920.08	0.00	8,920.08	0.00	0.00	0.00	8,920.08	0.00
A-SFX	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	10/01/21 - 10/30/21	30	0.00	348,196.93	0.00	348,196.93	0.00	0.00	0.00	348,196.93	0.00
C	10/01/21 - 10/30/21	30	4,387.96	170,640.29	0.00	170,640.29	(4,387.96)	0.00	0.00	175,028.25	0.00
D	10/01/21 - 10/30/21	30	1,040,204.97	275,442.57	0.00	275,442.57	89,748.71	0.00	0.00	185,693.85	1,129,953.68
E	10/01/21 - 10/30/21	30	622,913.97	88,987.71	0.00	88,987.71	88,987.71	0.00	0.00	0.00	711,901.68
F	10/01/21 - 10/30/21	30	355,942.72	50,848.96	0.00	50,848.96	50,848.96	0.00	0.00	0.00	406,791.68
G	10/01/21 - 10/30/21	30	689,598.82	97,021.14	0.00	97,021.14	97,021.14	0.00	0.00	0.00	786,619.96
Totals			2,713,048.44	3,721,662.47	0.00	3,721,662.47	322,218.56	0.00	0.00	3,399,443.93	3,035,267.00

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
		Excess Liquidation Proceeds Reserve Account Summary
Total Available Distribution Amount (1)	46,824,190.04	Beginning Reserve Account Balance	0.00
Benchmark: LIBOR 1-Month		Deposit Amount	0.00
Current Period %	0.085880	Withdrawal Amount	0.00
Next Period %	0.088880	Ending Reserve Account Balance	0.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© Copyright 2021 Computershare. All rights reserved. Confidential.			Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,778,400.56	Master Servicing Fee	25,852.21
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,661.64
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	388.06
ARD Interest	0.00	Trust Advisor Fee	1,746.27
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,778,400.56	Total Fees	30,858.18

Principal		Expenses/Reimbursements
Scheduled Principal	41,584,677.60	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	384,986.22
Principal Prepayments	1,714,968.31	Special Servicing Fees (Monthly)	(62,767.66)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	43,299,645.91	Total Expenses/Reimbursements	322,218.56

		Interest Reserve Deposit	0.00
		Gain on Sale / Excess Liquidation Proceeds Reserve Account Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	125,100.19	Interest Distribution	3,399,443.92
Borrower Option Extension Fees	0.00	Principal Distribution	43,299,645.93
Gain on Sale / Excess Liquidation Proceeds	0.00	Prepayment Penalties / Yield Maintenance	125,100.19
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	25,879.92
Total Other Collected	125,100.19	Total Payments to Certificateholders and Others	46,850,069.96
Total Funds Collected	47,203,146.66	Total Funds Distributed	47,203,146.70
© Copyright 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	901,299,709.21	901,299,709.21	Beginning Certificate Balance	901,299,709.21
(-) Scheduled Principal Collections	41,584,677.60	41,584,677.60	(-) Principal Distributions	43,299,645.93
(-) Unscheduled Principal Collections	1,714,968.31	1,714,968.31	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.02	0.02	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	858,000,063.28	858,000,063.28	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	905,009,538.01	905,009,538.01	Ending Certificate Balance	858,000,063.28
Ending Actual Collateral Balance	859,990,929.08	859,990,929.08

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.99%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	11	62,832,023.09	7.32%	28	5.1186	NAP	Defeased	11	62,832,023.09	7.32%	28	5.1186	NAP
1,000,000 or less	2	1,552,356.88	0.18%	28	4.9984	1.064331	1.20 or Less	19	397,377,792.72	46.31%	29	4.8020	0.691309
1,000,001 to 2,000,000	5	7,495,287.21	0.87%	29	4.7352	2.218115	1.21 to 1.30	5	17,238,747.93	2.01%	29	4.9386	1.275296
2,000,001 to 3,000,000	10	25,744,525.30	3.00%	29	4.8355	1.649183	1.31 to 1.40	4	37,428,290.75	4.36%	28	4.9966	1.365030
3,000,001 to 4,000,000	11	38,226,183.89	4.46%	29	5.0617	1.802891	1.41 to 1.50	1	9,092,544.23	1.06%	28	4.9000	1.482800
4,000,001 to 5,000,000	7	31,648,072.75	3.69%	29	4.9720	2.106928	1.51 to 1.60	5	38,695,147.66	4.51%	30	5.1568	1.542206
5,000,001 to 6,000,000	2	10,911,887.01	1.27%	28	5.0416	1.267739	1.61 to 1.70	4	38,638,786.56	4.50%	29	4.9302	1.660077
6,000,001 to 7,000,000	2	13,012,886.21	1.52%	28	4.9544	2.211464	1.71 to 1.80	6	76,136,095.09	8.87%	28	4.6732	1.747786
7,000,001 to 8,000,000	4	31,002,710.04	3.61%	29	5.2495	1.067998	1.81 to 1.90	1	10,681,900.32	1.24%	26	5.1600	1.812300
8,000,001 to 9,000,000	3	26,147,478.10	3.05%	28	5.2268	1.308582	1.91 to 2.25	14	138,305,506.58	16.12%	29	4.8582	2.056677
9,000,001 to 10,000,000	2	18,830,173.18	2.19%	28	4.9569	0.876777	2.26 to 2.50	3	14,613,937.35	1.70%	28	5.0379	2.420040
10,000,001 to 15,000,000	5	54,615,876.31	6.37%	28	5.0504	1.669243	2.51 to 2.75	3	8,080,611.51	0.94%	29	5.2986	2.720598
15,000,001 to 20,000,000	6	111,569,067.22	13.00%	29	4.8051	1.140990	2.76 or Greater	3	8,878,679.49	1.03%	29	4.8592	3.727149
20,000,001 to 30,000,000	3	67,541,022.28	7.87%	29	4.9694	1.734084	Totals	79	858,000,063.28	100.00%	29	4.8706	1.284574
30,000,001 to 50,000,000	3	119,563,892.00	13.94%	28	4.5935	1.457486
50,000,001 to 70,000,000	2	116,795,095.41	13.61%	30	4.7245	0.638471
70,000,001 to 90,000,000	0	0.00	0.00%	0	0.0000	0.000000
90,000,001 to greater	1	120,511,526.40	14.05%	29	4.7960	0.873000
Totals	79	858,000,063.28	100.00%	29	4.8706	1.284574
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	12	62,832,023.09	7.32%	28	5.1186	NAP	Totals	106	858,000,063.28	100.00%	29	4.8706	1.284574
Arizona	1	8,427,699.84	0.98%	29	5.4300	0.615400
									Property Type³
Arkansas	1	2,613,796.82	0.30%	30	4.7900	1.972100
California	26	74,739,089.30	8.71%	29	4.9574	1.984113		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Colorado	2	9,322,948.37	1.09%	28	4.8000	1.653626		Properties	Balance	Agg. Bal.			DSCR¹
Connecticut	3	31,518,443.45	3.67%	29	5.3432	1.855228	Defeased	12	62,832,023.09	7.32%	28	5.1186	NAP
Florida	1	3,766,698.24	0.44%	29	5.1000	1.524900	Industrial	4	28,743,588.79	3.35%	29	4.8956	1.802099
Georgia	3	15,625,557.90	1.82%	27	5.2879	2.094711	Lodging	13	96,744,741.72	11.28%	29	5.2959	0.955451
Indiana	2	5,459,717.34	0.64%	30	5.0018	2.499801	Mixed Use	2	10,692,967.45	1.25%	28	4.6466	1.670188
Kansas	2	7,653,702.14	0.89%	29	5.0900	1.962100	Mobile Home Park	3	8,854,706.63	1.03%	29	5.1836	2.069414
Kentucky	1	3,596,947.43	0.42%	30	5.2200	0.651000	Multi-Family	34	107,927,817.00	12.58%	29	4.6328	1.715966
Louisiana	1	2,873,577.45	0.33%	30	5.0700	1.533300	Office	7	152,181,317.97	17.74%	29	4.6888	1.419183
Maryland	2	66,561,436.78	7.76%	29	4.5169	1.805283	Retail	24	359,612,111.08	41.91%	29	4.8476	1.022546
Michigan	2	7,129,012.59	0.83%	29	4.9410	2.190625	Self Storage	7	30,410,789.56	3.54%	28	4.9961	2.074857
New Jersey	3	170,201,146.57	19.84%	29	4.8150	0.807303	Totals	106	858,000,063.28	100.00%	29	4.8706	1.284574
New York	14	77,985,948.91	9.09%	29	4.3898	1.485652
North Carolina	5	10,031,452.42	1.17%	29	5.1900	1.666700
Ohio	3	13,287,926.89	1.55%	30	5.2673	0.653981
Pennsylvania	2	16,817,332.01	1.96%	29	5.2093	1.417174
Texas	9	96,822,061.86	11.28%	29	4.8816	0.795205
Utah	1	4,820,145.11	0.56%	29	5.1200	3.951800
Virginia	1	56,563,575.96	6.59%	30	4.7400	0.311000
Washington	3	51,292,975.36	5.98%	29	5.0523	1.599222
Washington, DC	1	18,153,753.59	2.12%	29	4.7300	1.361400
Wisconsin	5	39,903,093.87	4.65%	28	4.9154	1.186271

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	62,832,023.09	7.32%	28	5.1186	NAP	Defeased	11	62,832,023.09	7.32%	28	5.1186	NAP
	4.250% or less	5	28,264,882.52	3.29%	29	4.1661	1.158584	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	7	62,038,023.93	7.23%	28	4.4042	1.530797	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	5	183,941,212.44	21.44%	30	4.6810	1.116735	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	16	286,417,192.22	33.38%	29	4.8141	1.242820	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.250%	24	158,453,073.34	18.47%	29	5.1393	1.550009	49 months or greater	68	795,168,040.19	92.68%	29	4.8510	1.273201
	5.251% to 5.500%	8	52,986,290.37	6.18%	28	5.3626	0.654550	Totals	79	858,000,063.28	100.00%	29	4.8706	1.284574
	5.501% to 5.750%	2	21,866,360.88	2.55%	29	5.5384	1.816598
	5.751% or greater	1	1,201,004.49	0.14%	29	5.7800	2.753300
	Totals	79	858,000,063.28	100.00%	29	4.8706	1.284574
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	62,832,023.09	7.32%	28	5.1186	NAP	Defeased	11	62,832,023.09	7.32%	28	5.1186	NAP
	60 months or less	68	795,168,040.19	92.68%	29	4.8510	1.273201	Interest Only	2	33,200,000.00	3.87%	29	4.6905	1.359249
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	240 months or less	19	109,896,721.69	12.81%	29	5.2871	1.155351
85 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	44	626,743,104.09	73.05%	29	4.8094	1.299562
	Totals	79	858,000,063.28	100.00%	29	4.8706	1.284574	301 months to 360 months	0	0.00	0.00%	0	0.0000	0.000000
								361 months or greater	3	25,328,214.41	2.95%	29	4.2000	1.019443
								Totals	79	858,000,063.28	100.00%	29	4.8706	1.284574
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	11	62,832,023.09	7.32%	28	5.1186	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	63	706,956,367.03	82.40%	29	4.8679	1.281822
	13 months to 24 months	4	85,338,095.71	9.95%	30	4.7039	1.193017
	25 months or greater	1	2,873,577.45	0.33%	30	5.0700	1.533300
	Totals	79	858,000,063.28	100.00%	29	4.8706	1.284574
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	440000357	RT	Woodbridge	NJ	Actual/360	4.796%	498,456.20	183,294.48	0.00	N/A	04/01/24	--	120,694,820.90	120,511,526.40	05/01/21
3	310922835	RT	Herndon	VA	Actual/360	4.740%	231,311.90	107,367.19	0.00	N/A	05/01/24	--	56,670,943.15	56,563,575.96	11/01/21
4	780922562	OF	Sugar Land	TX	Actual/360	4.710%	244,615.73	80,557.71	0.00	N/A	05/01/24	--	60,312,077.16	60,231,519.45	04/01/21
5	440000373	OF	Annapolis	MD	Actual/360	4.550%	182,683.92	64,733.33	0.00	04/06/24	04/06/44	--	46,626,170.11	46,561,436.78	11/06/21
6	440000346	RT	East Brunswick	NJ	Actual/360	4.796%	168,800.87	77,678.22	0.00	N/A	03/01/24	--	40,872,981.63	40,795,303.41	08/01/21
7	440000364	LO	Grapevine	TX	Actual/360	4.844%	167,363.96	40,123,483.04	0.00	N/A	04/01/21	--	40,123,483.04	0.00	11/01/21
9	300571076	Various New York		NY	Actual/360	4.400%	122,230.27	53,036.05	0.00	N/A	03/06/24	--	32,260,187.86	32,207,151.81	11/06/21
11	300571099	RT	Lacey	WA	Actual/360	5.244%	111,716.61	31,759.74	0.00	N/A	05/06/24	--	24,739,781.45	24,708,021.71	11/06/21
12	300571074	MF	Olympia	WA	Actual/360	4.830%	93,894.57	29,749.31	0.00	N/A	03/06/24	--	22,575,332.45	22,545,583.14	11/06/21
13	310922956	MF	Various	CA	Actual/360	4.790%	83,837.49	38,190.13	0.00	N/A	05/01/24	--	20,325,607.56	20,287,417.43	11/01/21
14	440000366	IN	Various	WI	Actual/360	4.805%	82,569.79	37,647.80	0.00	04/01/24	04/01/44	--	19,955,775.09	19,918,127.29	11/01/21
15	300571098	LO	Various	CT	Actual/360	5.540%	87,618.17	48,007.11	0.00	N/A	04/06/24	--	18,366,450.56	18,318,443.45	11/06/21
16	470089600	MF	Rego Park	NY	Actual/360	4.160%	70,822.10	21,185.92	0.00	N/A	04/01/24	--	19,770,436.43	19,749,250.51	11/01/21
17	310922499	RT	Washington	DC	Actual/360	4.730%	74,063.54	30,024.96	0.00	N/A	04/01/24	--	18,183,778.55	18,153,753.59	11/01/21
18	310920504	OF	Bethesda	MD	Actual/360	4.440%	76,466.67	0.00	0.00	N/A	04/01/24	--	20,000,000.00	20,000,000.00	11/01/21
19	300571072	LO	Richardson	TX	Actual/360	5.320%	70,877.80	42,256.82	0.00	N/A	02/06/24	--	15,471,749.20	15,429,492.38	11/06/21
23	300571077	RT	Greenwich	CT	Actual/360	5.070%	57,629.00	0.00	0.00	N/A	03/06/24	--	13,200,000.00	13,200,000.00	11/06/21
24	301840024	OF	Kennesaw	GA	Actual/360	5.160%	47,549.51	19,414.20	0.00	N/A	01/01/24	--	10,701,314.52	10,681,900.32	11/01/21
25	301840025	MF	Mooresville	NC	Actual/360	4.970%	46,812.19	17,386.57	0.00	N/A	03/05/24	--	10,938,136.41	10,920,749.84	11/05/21
26	310923298	MF	Various	CA	Actual/360	4.790%	43,205.92	19,681.41	0.00	N/A	05/01/24	--	10,474,867.35	10,455,185.94	11/01/21
27	310922383	LO	City of Middleton	WI	Actual/360	5.040%	44,555.43	18,889.56	0.00	N/A	02/01/24	--	10,266,227.19	10,247,337.63	11/01/21
28	310922381	LO	City of Middleton	WI	Actual/360	5.010%	42,086.94	17,890.58	0.00	N/A	03/01/24	--	9,755,519.53	9,737,628.95	11/01/21
31	310922891	RT	Playa Vista	CA	Actual/360	4.900%	38,457.44	21,794.23	0.00	N/A	03/01/24	--	9,114,338.46	9,092,544.23	11/01/21
32	300571086	RT	High Point	NC	Actual/360	5.190%	44,895.41	14,136.18	0.00	N/A	04/06/24	--	10,045,588.60	10,031,452.42	11/06/21
33	410918490	SS	Union City	CA	Actual/360	5.200%	20,441.90	12,354.68	0.00	N/A	05/01/24	--	4,565,189.05	4,552,834.37	11/01/21
34	410918489	SS	Brentwood	CA	Actual/360	5.200%	17,468.53	10,557.64	0.00	N/A	05/01/24	--	3,901,161.37	3,890,603.73	11/01/21
35	301840035	OF	Newtown	PA	Actual/360	5.090%	39,155.24	16,162.98	0.00	N/A	03/05/24	--	8,933,321.05	8,917,158.07	11/05/21
36	301840036	OF	Montvale	NJ	Actual/360	5.160%	39,592.24	16,165.30	0.00	N/A	01/01/24	--	8,910,482.06	8,894,316.76	11/01/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 13 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
37	300571100	LO	Phoenix	AZ	Actual/360	5.430%	39,511.24	22,395.05	0.00	N/A	04/06/24	--	8,450,094.89	8,427,699.84	11/06/21
38	300571081	IN	Ferguson Township	PA	Actual/360	5.100%	38,828.20	15,873.99	0.00	N/A	04/06/24	--	8,841,335.49	8,825,461.50	11/06/21
40	300571085	LO	Dickson City	PA	Actual/360	5.330%	36,779.17	21,504.59	0.00	N/A	04/06/24	--	8,013,375.10	7,991,870.51	11/06/21
42	301840042	LO	Cleveland	OH	Actual/360	5.160%	35,001.20	21,424.03	0.00	N/A	05/01/24	--	7,877,239.25	7,855,815.22	11/01/21
43	300571079	MH	Garden City	KS	Actual/360	5.090%	33,639.59	21,216.05	0.00	N/A	04/06/24	--	7,674,918.19	7,653,702.14	11/06/21
44	300571095	LO	Beaumont	TX	Actual/360	5.767%	36,314.84	18,569.84	0.00	N/A	01/06/24	--	7,312,652.78	7,294,082.94	11/06/21
45	300571096	RT	El Centro	CA	Actual/360	5.420%	35,069.92	12,766.37	0.00	N/A	04/06/24	--	7,514,088.54	7,501,322.17	11/06/21
46	416000136	LO	Hebron	KY	Actual/360	5.220%	16,212.04	9,736.48	0.00	N/A	05/01/24	--	3,606,683.91	3,596,947.43	11/01/21
47	416000137	LO	Indianapolis	IN	Actual/360	5.220%	13,651.27	8,198.54	0.00	N/A	05/01/24	--	3,036,989.22	3,028,790.68	11/01/21
48	410921181	SS	Redwood City	CA	Actual/360	4.940%	28,883.71	12,702.82	0.00	N/A	02/01/24	--	6,789,955.17	6,777,252.35	11/01/21
49	301840049	MF	Dallas	TX	Actual/360	5.000%	28,648.15	12,150.29	0.00	N/A	04/01/24	--	6,653,762.95	6,641,612.66	11/01/21
50	300571087	MF	Springfield	MA	Actual/360	5.310%	29,635.81	11,224.74	0.00	N/A	04/06/24	--	6,481,314.00	6,470,089.26	11/06/21
52	440000362	RT	Pasadena	CA	Actual/360	4.970%	26,720.79	7,946.54	0.00	N/A	04/01/24	--	6,243,580.40	6,235,633.86	11/01/21
53	790922566	OF	San Antonio	TX	Actual/360	4.850%	24,313.28	9,459.00	0.00	N/A	03/01/24	--	5,821,603.66	5,812,144.66	11/01/21
54	300571073	MF	Houston	TX	Actual/360	5.070%	25,168.82	8,352.81	0.00	N/A	12/06/23	--	5,764,952.82	5,756,600.01	11/06/21
55	301840055	MH	Kenosha	WI	Actual/360	4.810%	22,029.07	9,959.87	0.00	N/A	05/05/24	--	5,318,533.10	5,308,573.23	11/05/21
56	301840056	MF	Gates	NY	Actual/360	5.260%	23,139.42	8,924.33	0.00	N/A	04/05/24	--	5,108,666.68	5,099,742.35	11/05/21
57	440000356	RT	Killeen	TX	Actual/360	5.352%	17,759.31	10,386.23	0.00	N/A	03/01/24	--	3,853,459.39	3,843,073.16	11/01/21
58	440000354	RT	Temple	TX	Actual/360	5.352%	4,392.08	2,568.65	0.00	N/A	03/01/24	--	953,005.52	950,436.87	11/01/21
59	416000135	RT	Riverview	FL	Actual/360	4.970%	22,015.39	8,077.78	0.00	N/A	05/01/24	--	5,144,117.02	5,136,039.24	11/01/21
61	301840061	LO	Layton	UT	Actual/360	5.120%	21,289.58	8,640.29	0.00	N/A	04/01/24	--	4,828,785.40	4,820,145.11	11/01/21
62	310923172	SS	Parker	CO	Actual/360	4.800%	19,721.68	7,823.25	0.00	N/A	03/01/24	--	4,771,373.40	4,763,550.15	11/01/21
63	301840063	MF	Southfield	MI	Actual/360	4.780%	18,640.66	8,579.11	0.00	N/A	04/05/24	--	4,528,707.02	4,520,127.91	11/05/21
64	310923168	SS	Highlands Ranch	CO	Actual/360	4.800%	18,876.46	7,487.97	0.00	N/A	03/01/24	--	4,566,886.19	4,559,398.22	11/01/21
66	300571080	RT	Brownsville	TX	Actual/360	5.000%	18,940.44	6,424.38	0.00	N/A	04/06/24	--	4,399,070.86	4,392,646.48	03/06/21
68	301840068	RT	Seattle	WA	Actual/360	5.120%	17,840.84	7,191.41	0.00	N/A	05/01/24	--	4,046,561.92	4,039,370.51	11/01/21
69	300571088	LO	Austell	GA	Actual/360	5.495%	17,756.18	9,864.32	0.00	N/A	04/06/24	--	3,752,517.41	3,742,653.09	11/06/21
71	410922510	MU	Weston	FL	Actual/360	5.100%	16,571.84	6,775.00	0.00	N/A	04/01/24	--	3,773,473.24	3,766,698.24	11/01/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
72	301840072	LO	Springfield	OH	Actual/360	5.530%	16,938.97	9,235.95	0.00	N/A	05/01/24	--	3,557,153.38	3,547,917.43	11/01/21
74	470089660	MF	New York	NY	Actual/360	4.160%	11,365.35	6,642.01	0.00	N/A	04/01/24	--	3,172,710.49	3,166,068.48	11/01/21
75	300571082	SS	Rosenberg	TX	Actual/360	5.015%	14,203.48	5,155.11	0.00	N/A	04/06/24	--	3,289,005.74	3,283,850.63	11/06/21
76	310922497	RT	City of Industry	CA	Actual/360	4.880%	13,206.78	5,855.64	0.00	N/A	04/01/24	--	3,142,809.57	3,136,953.93	11/01/21
77	470089480	MF	New York	NY	Actual/360	4.270%	11,861.77	3,359.24	0.00	N/A	04/01/24	--	3,225,986.33	3,222,627.09	11/01/21
78	410922768	RT	Pasadena	TX	Actual/360	5.070%	12,603.72	7,999.93	0.00	N/A	04/01/24	--	2,886,898.16	2,878,898.23	11/01/21
80	301840080	RT	La Verne	CA	Actual/360	5.110%	12,383.93	5,010.13	0.00	N/A	05/05/24	--	2,814,351.41	2,809,341.28	11/05/21
81	410923131	RT	Carson City	NV	Actual/360	4.830%	11,514.49	5,201.26	0.00	N/A	01/01/24	--	2,768,460.46	2,763,259.20	11/01/21
82	416000131	MF	Plymouth	MI	Actual/360	5.220%	11,758.68	7,061.91	0.00	N/A	05/01/24	--	2,615,946.59	2,608,884.68	11/01/21
83	416000134	RT	Baton Rouge	LA	Actual/360	5.070%	12,564.93	4,436.00	0.00	N/A	05/01/24	--	2,878,013.45	2,873,577.45	11/01/21
84	416000138	RT	El Dorado	AR	Actual/360	4.790%	10,801.48	4,920.35	0.00	N/A	05/01/24	--	2,618,717.17	2,613,796.82	11/01/21
85	470089120	MF	New York	NY	Actual/360	4.160%	9,215.15	5,385.41	0.00	N/A	04/01/24	--	2,572,468.18	2,567,082.77	11/01/21
86	300571075	SS	Wheatfield	NY	Actual/360	5.160%	11,499.02	4,626.93	0.00	N/A	03/06/24	--	2,587,927.04	2,583,300.11	11/06/21
87	301840087	MF	Fort Wayne	IN	Actual/360	4.730%	9,920.25	4,652.14	0.00	N/A	04/05/24	--	2,435,578.80	2,430,926.66	11/05/21
88	301840088	SS	Charleston	SC	Actual/360	5.130%	10,494.66	4,214.80	0.00	N/A	05/05/24	--	2,375,701.87	2,371,487.07	11/05/21
89	470089520	MF	New York	NY	Actual/360	4.440%	9,018.04	2,347.65	0.00	N/A	04/01/24	--	2,358,684.46	2,356,336.81	11/01/21
90	470089330	MF	Freeport	NY	Actual/360	4.380%	7,643.20	4,096.94	0.00	N/A	04/01/24	--	2,026,477.43	2,022,380.49	11/01/21
91	416000132	MF	Bedford	OH	Actual/360	5.220%	8,492.38	5,100.27	0.00	N/A	05/01/24	--	1,889,294.51	1,884,194.24	11/01/21
92	470089420	MF	White Plains	NY	Actual/360	4.240%	6,274.51	1,718,520.89	0.00	N/A	04/01/24	--	1,718,520.89	0.00	11/01/21
93	470089290	MF	New York	NY	Actual/360	4.280%	6,011.06	3,369.20	0.00	N/A	03/01/24	--	1,630,976.92	1,627,607.72	11/01/21
94	470089140	MF	New York	NY	Actual/360	4.250%	5,493.41	3,115.54	0.00	N/A	03/01/24	--	1,501,046.68	1,497,931.14	11/01/21
95	470089640	MF	New York	NY	Actual/360	4.190%	4,644.40	2,682.11	0.00	N/A	04/01/24	--	1,287,231.73	1,284,549.62	11/01/21
96	301840096	MH	Amarillo	TX	Actual/360	5.240%	5,660.90	2,199.18	0.00	N/A	04/01/24	--	1,254,570.75	1,252,371.57	11/01/21
97	301840097	MH	Austell	GA	Actual/360	5.780%	5,987.21	1,916.77	0.00	N/A	04/01/24	--	1,202,921.26	1,201,004.49	11/01/21
98	470089200	MF	New York	NY	Actual/360	4.440%	2,312.47	2,911.68	0.00	N/A	04/01/24	--	604,831.69	601,920.01	11/01/21
Totals							3,778,400.56	43,299,645.91	0.00				901,299,709.21	858,000,063.28
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	15,345,928.00	4,029,539.00	01/01/21	06/30/21	10/12/21	81,826,287.31	3,757,314.03	342,093.86	2,153,645.09	0.00	0.00
3	1,460,861.59	795,169.30	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	4,726,964.00	2,027,416.00	01/01/20	06/30/20	09/13/21	12,374,990.92	148,004.89	273,552.01	2,165,671.51	367,641.57	0.00
5	6,170,804.45	1,576,562.81	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	4,922,867.43	1,193,722.00	01/01/21	06/30/21	10/12/21	22,221,931.01	88,443.28	245,644.94	642,843.77	0.00	0.00
7	(1,846,297.40)	647,076.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	3,402,739.01	948,247.66	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,762,931.68	2,062,595.73	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,328,767.05	1,250,986.53	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,294,220.64	1,544,970.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,728,213.00	2,083,657.00	01/01/20	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	1,734,607.84	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,124,027.00	1,074,964.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,765,785.86	888,110.93	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,405,272.39	625,264.20	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	(108,236.26)	(759,822.26)	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,168,562.00	584,281.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,740,168.00	861,212.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	1,851,521.38	843,006.27	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	252,769.00	810,606.33	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	(398,356.68)	307,419.32	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,136,785.82	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,329,030.68	630,035.49	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	471,291.69	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	365,321.87	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	1,142,783.27	550,922.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
37	596,633.74	585,898.74	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,422,174.00	721,527.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	470,479.21	708,244.03	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	(400,894.00)	99,260.65	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	1,166,942.00	664,087.18	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	661,482.65	612,588.51	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	35,624.39	243,127.81	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	198,955.21	533,596.97	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	1,329,391.90	922,436.68	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	739,396.85	632,515.12	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	770,672.44	339,325.72	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
56	565,850.04	265,720.34	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
57	358,336.89	238,726.78	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
58	101,389.14	67,850.63	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
59	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
61	1,210,204.23	1,540,496.51	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
62	0.00	264,341.87	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
63	770,979.73	384,979.38	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
64	0.00	420,681.35	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
66	250,228.62	198,176.00	01/01/21	06/30/21	08/11/21	0.00	0.00	25,275.04	202,316.66	41,779.21	0.00
68	502,481.48	396,301.96	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
69	246,103.15	987,827.50	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
71	436,667.24	334,549.30	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
72	408,064.28	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
74	477,516.00	444,113.00	07/01/19	06/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
75	522,732.99	441,695.34	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
76	543,535.30	335,723.66	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
77	140,664.00	326,126.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
78	336,300.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
80	282,361.34	218,275.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
81	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
82	466,103.19	371,435.40	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
83	0.00	169,127.00	01/01/19	06/30/19	--	0.00	0.00	0.00	0.00	0.00	0.00
84	393,985.88	314,143.55	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
85	162,809.00	227,580.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
86	303,940.09	153,764.37	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
87	574,254.06	330,339.99	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
88	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
89	45,618.00	51,859.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
90	279,206.00	239,914.00	06/01/19	05/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
91	358,100.38	267,457.30	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
92	256,078.00	195,686.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
93	428,895.00	397,140.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
94	126,609.00	64,955.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
95	155,063.00	190,989.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
96	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
97	230,057.82	198,110.99	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
98	106,281.00	46,881.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	75,739,385.15	43,294,738.84				116,423,209.24	3,993,762.20	886,565.85	5,164,477.03	409,420.78	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
92	470089420	1,714,968.31	Payoff w/ yield maintenance	0.00	125,100.19
Totals		1,714,968.31		0.00	125,100.19
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/18/21	0	0.00	1	40,795,303.41	3	185,135,692.33	0	0.00	0	0.00	0	0.00	0	0.00	1	1,714,968.31	4.870633%	4.763250%	29
10/18/21	0	0.00	0	0.00	4	226,278,950.55	0	0.00	0	0.00	1	4,399,070.86	0	0.00	0	0.00	4.868325%	4.752482%	28
09/17/21	0	0.00	1	40,955,774.14	3	185,699,657.92	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.868407%	4.752573%	29
08/17/21	0	0.00	1	41,032,792.36	3	185,967,624.93	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.868485%	4.752660%	30
07/16/21	0	0.00	2	101,669,103.86	2	125,674,884.63	0	0.00	0	0.00	0	0.00	0	0.00	1	3,218,953.94	4.868562%	4.752746%	31
06/17/21	2	101,838,089.85	1	4,425,707.70	1	121,452,447.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.872774%	4.767522%	32
05/17/21	1	4,431,990.34	1	60,725,625.44	1	121,631,871.60	0	0.00	0	0.00	1	4,204,926.37	0	0.00	0	0.00	4.872853%	4.767611%	33
04/16/21	1	60,812,111.34	0	0.00	1	121,826,721.50	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.872934%	4.767702%	34
03/17/21	0	0.00	1	60,890,323.78	2	162,661,884.17	1	4,225,999.64	0	0.00	0	0.00	0	0.00	0	0.00	4.873011%	4.767790%	35
02/18/21	1	60,992,062.96	0	0.00	2	162,976,745.16	1	4,238,149.78	0	0.00	1	15,816,682.68	0	0.00	2	8,208,903.12	4.873098%	4.767886%	36
01/15/21	1	4,459,298.30	1	4,003,371.46	2	163,225,277.30	1	4,248,213.17	0	0.00	0	0.00	0	0.00	0	0.00	4.877734%	4.772109%	37
12/17/20	2	8,478,244.92	1	61,146,721.02	2	163,472,784.39	0	0.00	0	0.00	0	0.00	0	0.00	1	74,107,224.22	4.877811%	4.772195%	38
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	440000357	05/01/21	5	6	342,093.86	2,153,645.09	885,016.59	121,631,871.60	06/26/20	2
4	780922562	04/01/21	6	6	273,552.01	2,165,671.51	392,081.07	60,812,111.34	10/06/20	13
6	440000346	08/01/21	2	2	245,644.94	642,843.77	0.00	41,032,792.38	07/01/21	2
66	300571080	03/06/21	7	6	25,275.04	202,316.66	52,133.21	4,445,086.15	05/18/20	1
Totals					886,565.85	5,164,477.03	1,329,230.87	227,921,861.47
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		791,520,499	565,589,503	225,930,996		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		66,479,564	66,479,564	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-21	858,000,063	632,069,068	0	40,795,303	185,135,692	0
Oct-21	901,299,709	634,897,276	0	0	266,402,434	0
Sep-21	902,946,925	636,087,728	0	40,955,774	225,903,423	0
Aug-21	904,469,912	637,191,169	0	41,032,792	226,245,951	0
Jul-21	905,986,481	638,289,915	0	101,669,104	166,027,462	0
Jun-21	911,809,230	643,661,048	101,838,090	4,425,708	161,884,385	0
May-21	913,322,828	686,027,789	4,431,990	60,725,625	162,137,423	0
Apr-21	914,949,059	691,725,929	60,812,111	0	162,411,019	0
Mar-21	916,449,412	692,897,204	0	60,890,324	162,661,884	0
Feb-21	918,301,861	690,094,904	60,992,063	0	162,976,745	4,238,150
Jan-21	928,777,670	752,841,510	4,459,298	4,003,371	163,225,277	4,248,213
Dec-20	930,275,604	697,177,854	8,478,245	61,146,721	163,472,784	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	440000357	120,511,526.40	121,631,871.60	90,000,000.00	09/08/21	3,571,063.50	0.87300	06/30/21	04/01/24	269
4	780922562	60,231,519.45	60,812,111.34	53,300,000.00	08/16/21	1,845,735.00	0.94600	06/30/20	05/01/24	269
6	440000346	40,795,303.41	41,032,792.38	33,500,000.00	08/12/21	1,193,722.00	0.49260	06/30/21	03/01/24	267
7	440000364	0.00	-	60,000,000.00	08/13/21	(1,846,297.40)	(0.63420)	12/31/20	04/01/21	268
66	300571080	4,392,646.48	4,445,086.15	5,290,000.00	07/18/21	167,499.00	1.10050	06/30/21	04/06/24	269
Totals		225,930,995.74	227,921,861.47	242,090,000.00		4,931,722.10

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1	440000357	RT	NJ	06/26/20	2
	Foreclosure complaint was filed on 10/21/21 and Consent Order Appointing Receiver was entered on 10/28/21.

4	780922562	OF	TX	10/06/20	13

Loan transferred for Imminent Monetary Default at borrowers request as a result of the Covid-19 pandemic. Negotiations are in process for Covid relief. Loan is in Default as the Mezz Loan is not current.

								Lender and Borrower are discussing
	possible forbea rance terms.

6	440000346	RT	NJ	07/01/21	2

The loan recently transferred for Imminent Monetary Default at borrowers request as a result of the Covid-19 pandemic. SS is proceeding with legal action. Borrower has expressed interest to consent to a foreclosure sale.

7	440000364	LO	TX	08/31/20	8
	Loan paid off in full effective 11/12/21

66	300571080	RT	TX	05/18/20	1

Loan transferred for Imminent Monetary Default at borrower's request as a result of the Covid-19 pandemic. Borrower and Special Servicer have executed a forbearance agreement. Special Servicer is monitoring Borrower's compliance

	therewith.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
19	300571072	0.00	5.32000%	0.00	5.32000%	10	11/20/20	12/06/20	12/11/20
32	300571086	0.00	5.19000%	0.00	5.19000%	10	08/17/20	06/06/20	09/11/20
65	300571091	4,398,009.45	5.76700%	4,215,825.94	5.76700%	10	05/01/21	05/01/21	05/01/21
65	300571091	4,398,009.45	5.76700%	4,215,825.94	5.76700%	10	04/15/21	05/01/21	--
67	300571092	4,032,179.48	5.76700%	4,022,839.15	5.76700%	10	10/15/20	10/15/20	--
69	300571088	3,909,234.84	5.49500%	3,899,515.38	5.49500%	10	06/22/20	07/06/20	07/13/20
Totals		16,737,433.22		16,354,006.41
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© Copyright 2021 Computershare. All rights reserved. Confidential.									Page 25 of 29

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
10	300571083	05/17/18	4,660,122.30	27,052,622.53	7,726,063.55	1,187,368.67	7,726,063.55	6,538,694.88	0.00	0.00	0.00	0.00	0.00%
41	416000133	08/16/19	8,775,058.62	14,800,000.00	9,385,537.13	285,027.20	9,385,537.13	9,100,509.93	0.00	0.00	0.00	0.00	0.00%
65	300571091	07/16/21	4,194,648.02	7,100,000.00	3,368,887.55	138,932.26	3,368,887.55	3,229,955.29	964,692.73	0.00	0.00	964,692.73	19.50%
67	300571092	02/18/21	4,003,371.46	6,700,000.00	3,458,934.80	218,181.04	3,458,934.80	3,240,753.76	762,617.70	0.00	0.00	762,617.70	16.36%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			21,633,200.40	55,652,622.53	23,939,423.03	1,829,509.17	23,939,423.03	22,109,913.86	1,727,310.43	0.00	0.00	1,727,310.43

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	03/17/21	0.00	762,617.70	0.00	0.00	0.00	0.00	0.00	0.00	0.00
10	300571083	05/17/18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
41	416000133	08/16/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
65	300571091	07/16/21	0.00	0.00	964,692.73	0.00	0.00	964,692.73	0.00	0.00	964,692.73
67	300571092	02/18/21	0.00	0.00	762,617.70	0.00	0.00	762,617.70	0.00	0.00	762,617.70
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	762,617.70	1,727,310.43	0.00	0.00	1,727,310.43	0.00	0.00	1,727,310.43

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	25,982.91	0.00	0.00	335,115.01	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	0.00	12,983.85	0.00	0.00	49,871.21	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	8,799.04	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	(111,533.46)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
66	0.00	0.00	1,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	(62,767.66)	0.00	0.00	384,986.22	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		322,218.56

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Supplemental Notes
None

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29